THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — 92.7%
	Alabama — 2.0%
$2,500,000	Alabama State, Public School and College Authority, Revenue Bonds, Refunding , Series A, 5.000% due 11/1/31	$3,475,550
3,000,000	Black Belt Energy Gas District, AL, Gas Supply Revenue, Revenue Bonds, Series A, 4.000% due 7/1/46[1]	3,027,090
		6,502,640
	Alaska — 1.4%
1,630,000	Alaska State, General Obligation Unlimited, Refunding, Series B, 5.000% due 8/1/22	1,748,697
2,745,000	Anchorage, AK, Electric Utility, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/21	2,831,522
		4,580,219
	Arizona — 0.7%
2,015,000	Yuma, AZ, Municipal Property Corp., Road & Excise Tax, Revenue Bonds, Refunding, 5.000% due 7/1/26	2,419,471
	California — 0.6%
1,500,000	California State, CA, General Obligation Unlimited, 5.000% due 3/1/34	2,014,935
	Colorado — 1.2%
1,895,000	Colorado State, CO, Housing and Finance Authority, Revenue Bonds, Series B, 3.750% due 5/1/50	2,116,488
1,425,000	E-470 Public Highway Authority, Revenue Bonds. Series A, 5.000% due 9/1/28	1,859,226
		3,975,714
	Connecticut — 2.7%
1,965,000	Connecticut State, Housing Finance Authority, Housing Finance Mortgage Program, Revenue Bonds, Refunding, Series F-1, 3.500% due 11/15/43	2,178,104
2,000,000	State of Connecticut, General Obligation Unlimited, Series C, 4.000% due 6/1/28	2,460,060
	State of Connecticut, Special Tax Obligation Bonds, Revenue Bonds, Series A:
2,000,000	5.000% due 5/1/31	2,695,940
1,250,000	5.000% due 5/1/32	1,673,600
		9,007,704
	Delaware — 1.3%
1,000,000	Delaware River and Bay Authority, DE, Consisting, Revenue Bonds, Refunding, Series C, 5.000% due 1/1/27	1,121,680
2,640,000	Delaware State, DE, General Obligation Unlimited, Refunding, Series B, 5.000% due 7/1/24	3,075,362
		4,197,042
	District Of Columbia — 1.3%
2,700,000	District of Columbia, General Obligation Unlimited, Series D, 5.000% due 6/1/25	3,256,686
1,000,000	Metropolitan Washington, DC, Airports Authority System, Revenue Bonds, Refunding, Series B, 5.000% due 10/1/23	1,129,950
		4,386,636
	Florida — 7.0%
1,025,000	Broward County, FL, School Broward Corporation, Certificate of Participation, Refunding, Series A, 5.000% due 7/1/27	1,247,548
2,820,000	Central, FL, Expressway Authority, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/28	3,472,548
See Notes to Schedule of Portfolio Investments
1

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
$2,765,000	Florida State, Department of Environmental Protection, Preservation Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/22	$2,954,320
2,500,000	Florida State, Municipal Power Agency, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/27	3,199,375
2,750,000	Lakeland, FL, Energy System Revenue Bonds, Refunding, 5.000% due 10/1/25	3,354,697
3,000,000	Lee County, FL, School Board, Certificate of Participation, Series A, 5.000% due 8/1/28	3,893,940
2,025,000	Orlando & Orange County, FL, Expressway Authority, Revenue Bonds, Refunding, 5.000% due 7/1/23	2,163,733
2,000,000	Pasco County, FL, School Board, Certificate Participation, Series C, (AGMC Insured), 5.000% due 8/1/33	2,644,080
		22,930,241
	Georgia — 1.6%
1,250,000	City of Atlanta, GA Airport, Revenue Bond, Refunding, Series A, 5.000% due 7/1/28	1,641,325
2,675,000	Georgia State, General Obligation Unltd, Series A, 5.000% due 8/1/28	3,563,474
		5,204,799
	Illinois — 6.7%
	Chicago, IL, O’Hare International Airport Revenue Bonds, Refunding, Series B:
2,545,000	5.000% due 1/1/30	2,965,511
2,000,000	5.000% due 1/1/32	2,319,540
	County of Cook IL, General Obligation Unlimited, Refunding, Series A:
1,000,000	5.000% due 11/15/25	1,213,710
1,360,000	5.000% due 11/15/26	1,700,843
3,500,000	Illinois State, Toll Highway Authority, Toll Highway Senior Revenue Bonds, Refunding, Series C, 5.000% due 1/1/28	4,521,090
4,000,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/25	4,735,160
4,000,000	Regional Transportation Authority, IL, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/23	4,425,480
		21,881,334
	Indiana — 0.7%
2,340,000	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Series B, 1.750% due 11/15/31[1]	2,368,139
	Iowa — 0.4%
1,160,000	State of Iowa, Finance Authority, Variable Refunding Health facilities, Revenue Bonds, Series-B1, 0.010% due 2/15/39[1]	1,160,000
	Kansas — 1.3%
	Kansas State, KS, Department of Transportation Highway Revenue, Revenue Bonds, Series C:
1,190,000	5.000% due 9/1/23	1,279,488
2,750,000	5.000% due 9/1/24	2,956,360
		4,235,848
	Kentucky — 2.4%
2,315,000	Jefferson County, KY, School District Finance Corp. School Building, Revenue Bonds, Series A, 4.000% due 6/1/29	2,828,235
	Kentucky State, Property & Building Commission, Revenue Bonds, Refunding:
2,000,000	4.000% due 8/1/21	2,005,960
1,000,000	5.000% due 5/1/33	1,270,230
See Notes to Schedule of Portfolio Investments
2

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Kentucky — (Continued)
$1,500,000	Kentucky State, Property & Building Commission, Revenue Bonds, Refunding, Series A, (AGMC Insured), 5.000% due 11/1/27	$1,884,315
		7,988,740
	Maine — 1.0%
	Maine State Municipal Bond Bank, Infrastructure Revenue, Refunding, Series A:
1,175,000	5.000% due 9/1/21	1,208,476
1,985,000	5.000% due 9/1/22	2,138,242
		3,346,718
	Maryland — 2.7%
4,000,000	Maryland State, General Obligation Unlimited, 5.000% due 8/1/24	4,675,280
2,000,000	Maryland State, General Obligation Unlimited, Series A, 5.000% due 3/15/30	2,605,380
1,240,000	Montgomery County, MD, General Obligation, Consolidated Public Improvement, Refunding,, 4.000% due 11/1/28	1,526,775
		8,807,435
	Massachusetts — 1.7%
2,000,000	Massachusetts State, General Obligation Limited, Refunding, Series E, 3.000% due 12/1/27	2,325,860
2,850,000	Massachusetts State, General Obligation Limited, Series C, 5.000% due 5/1/30	3,148,167
		5,474,027
	Michigan — 4.7%
1,045,000	Brighton Area School District, General Obligation, Series A, (QSBLF Insured), 5.000% due 5/1/28	1,345,061
1,015,000	Byron Center, MI, Public Schools, General Obligation Unlimited, Refunding, (QSBLF Insured), 5.000% due 5/1/24	1,168,346
4,000,000	Detroit, MI, City School District, General Obligation Unlimited, Series A, (QSBLF Insured), 5.000% due 5/1/26	4,235,160
3,100,000	Michigan Finance Authority, Revenue Bonds, Refunding Detroit School District, Series A, (QSBLF Insured), 5.000% due 5/1/21	3,136,270
1,000,000	Michigan State, Finance Authority Revenue, Revenue Bonds, Series 2019B, 3.500% due 11/15/44[1]	1,052,170
1,500,000	Michigan State, General Obligation Unltd, Environmental Program Bond, Series A, 5.000% due 5/15/32	2,052,600
2,415,000	Michigan State, Housing Development Authority, Revenue Bonds, Series B, 3.500% due 6/1/47	2,596,850
		15,586,457
	Minnesota — 3.9%
2,275,000	Hennepin Country, MN, General Obligation Unltd, Series B, 5.000% due 12/1/30	3,195,806
3,555,000	Minnesota State, MN, Housing Finance Agency, Revenue Bonds, Refunding, Series E, (GNMA / FNMA / FHLMC Insured), 4.000% due 1/1/47	3,825,749
4,800,000	St. Paul, MN, Housing & Redevelopment Authority Health Care Facilities Revenue, Refunding, HealthPartners Obligated Group, Series A, 5.000% due 7/1/28	5,682,816
		12,704,371
	Mississippi — 1.0%
3,160,000	Mississippi State, Development Bank, Special Obligation, Jackson Public School District Project, Revenue Bonds, Refunding, Series A, 5.000% due 4/1/21	3,184,079
See Notes to Schedule of Portfolio Investments
3

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Missouri — 1.5%
$2,000,000	City of Kansas, MO, Sanitary Sewer System Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	$2,359,240
2,435,000	Missouri State, MO, Housing Development Commission Single Family Mortgage, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC Insured), 3.500% due 11/1/50	2,721,989
		5,081,229
	Nevada — 1.4%
1,000,000	Clark County School District, Nevada General Obligation,Building and Refunding Bonds, Series C, 5.000% due 6/15/26	1,226,270
2,500,000	Clark County, Nevada Highway Revenue Bonds, (Moter Vehicle Fuel Tax) Refunding, Series C, 5.000% due 7/1/30	3,430,975
		4,657,245
	New Jersey — 0.5%
1,375,000	New Jersey, NJ, Turnpike Authority, Revenue Bonds, Series A, 5.000% due 1/1/27	1,723,920
	New Mexico — 0.8%
1,135,000	New Mexico State, Mortgage Finance Authority, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC Insured), 3.500% due 1/1/51	1,269,690
1,080,000	New Mexico State, Mortgage Finance Authority, Revenue Bonds, Series F, (GNMA / FNMA / FHLMC Insured), 3.500% due 7/1/50	1,195,517
		2,465,207
	New York — 5.2%
1,000,000	City of New York, NY, General Obligation Unltd, Class C, 5.000% due 8/1/23	1,117,660
1,250,000	City of New York, NY, General Obligation Unltd, Fiscal 2008 Series J, 5.000% due 8/1/28	1,635,150
2,000,000	City of New York, NY, General Obligation, Class C, 5.000% due 8/1/32	2,697,580
2,000,000	New York City, NY, Municipal Water Finanace Authority, Water and Sewer System, Second General resolution Revenue Bonds, Series AA-2, 5.000% due 6/15/30	2,765,780
1,650,000	New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C, 5.000% due 11/1/26	2,084,759
2,275,000	New York City, NY, Transitional Finance Authority, Future Tax Secured, Revenue Bonds, Subseries E-1, 5.000% due 2/1/30	2,750,247
2,440,000	New York State, NY, Dormitory Authority, Personal Income Tax, Revenue Bonds, Series E, 4.000% due 3/15/28	2,836,061
1,070,000	Triborough Bridge and Tunnel Authority, Revenue Bonds, Series C, 4.000% due 11/15/27	1,315,533
		17,202,770
	North Carolina — 2.7%
1,220,000	Duplin County, NC, Limited Obligation, Revenue Bonds, 5.000% due 4/1/23	1,331,862
	New Hanover County, NC, Hospital Revenue, Revenue Bonds, Refunding:
775,000	5.000% due 10/1/21	799,188
2,320,000	5.000% due 10/1/22	2,500,426
600,000	5.000% due 10/1/23	673,512
2,940,000	North Carolina State, General Obligation Unlimited, Refunding, Series A, 5.000% due 6/1/27	3,659,683
		8,964,671
See Notes to Schedule of Portfolio Investments
4

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Ohio — 5.9%
$2,060,000	Ohio State, Adult Correctional Capital Facilities, Lease Revenue, Series A, 5.000% due 4/1/21	$2,076,665
3,250,000	Ohio State, General Obligation Unlimited, Series A, 5.000% due 6/15/28	3,572,433
1,010,000	Ohio State, Hospital Refunding Revenue Bonds, Cleveland Clinic Health System, Series A, 5.000% due 1/1/27	1,282,427
1,670,000	Ohio State, Hospital Revenue Bonds, Series A, 5.000% due 1/15/24	1,824,776
2,460,000	Ohio State, Housing Finance Agency Residential Mortgage, Revenue Bonds, (GNMA / FNMA / FHLMC Insured), 4.000% due 3/1/48	2,678,005
1,000,000	Ohio State, Revenue Bonds, Refunding, Series B, 5.000% due 10/1/21	1,032,780
1,360,000	Ohio State, Special Obligation, Revenue Bonds, 5.000% due 10/1/21	1,404,581
4,245,000	Ohio State, Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 5.000% due 6/1/30	5,389,579
		19,261,246
	Oklahoma — 0.7%
2,000,000	Grand River, OK, Dam Authority, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/24	2,307,520
	Pennsylvania — 4.6%
1,950,000	City of Philadelphia, PA, Airport Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/28	2,514,817
1,000,000	City of Philadelphia, PA, Pennsylvania, General Obligation, Series A, 5.000% due 8/1/26	1,233,700
1,000,000	City of Philadelphia, PA, Pennsylvania, General Obligation, Series B, 5.000% due 2/1/28	1,282,640
2,500,000	Cumberland County, PA, Municipal Authority, Revenue Bonds, 5.000% due 11/1/31	3,297,500
2,500,000	Pennsylvania State Turnpike Authority, Revenue Bonds, Refunding, 5.000% due 12/1/22	2,719,150
1,500,000	Pennsylvania State, General Obligation Unlimited, Series 2, 5.000% due 9/15/25	1,828,350
1,910,000	Pennsylvania State, Housing Finance Agency Single Family Mortgage Revenue, Revenue Bonds, Series 2019-131A, 3.500% due 4/1/49	2,074,375
		14,950,532
	Rhode Island — 0.3%
1,020,000	Rhode Island State, RI, Health and Educational Building Corporation, Public School Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/22	1,079,303
	South Carolina — 0.3%
1,010,000	Beaufort County, SC, General Obligation Unlimited, Series B, (State Aid Withholding), 5.000% due 5/1/22	1,071,539
	Texas — 11.7%
1,065,000	Alamo, TX, Community College District, General Obligation Limited, Refunding, 5.000% due 2/15/24	1,219,574
2,000,000	Cities of Dallas and Fort Worth, TX, International Airport Joint Revenue, Revenue Bonds, Series A, 5.000% due 11/1/31	2,706,920
2,000,000	City of Houston, TX Combined Utility System First Lien Revenue Bonds, Refunding, Series C, 5.000% due 11/15/33	2,749,160
3,000,000	Dallas, TX, Area Rapid Transit, Sales Tax Revenue, Revenue Bonds, Refunding, 5.000% due 12/1/25	3,677,430
See Notes to Schedule of Portfolio Investments
5

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
	Harris County, Texas, Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding, Children’s Hospital Project:
$1,850,000	5.000% due 10/1/26	$2,238,685
1,000,000	5.000% due 10/1/27	1,204,290
3,000,000	Harris County, Texas, Flood Control District, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/28	3,858,630
	Harris County, Texas, Revenue Bonds, Refunding, Series A:
1,300,000	5.000% due 8/15/24	1,520,324
3,000,000	5.000% due 8/15/25	3,639,240
4,000,000	North Texas, Tollway Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/30	4,684,600
2,550,000	Texas State, General Obligation Unlimited, Series A, 5.000% due 10/1/26	3,217,131
3,500,000	University of Texas, Revenue Bonds, Series D , 5.000% due 8/15/25	4,254,635
3,090,000	Waco, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 5.000% due 8/15/23	3,465,837
		38,436,456
	Vermont — 0.6%
1,920,000	Vermon State, Educational and Health Buildings Financing Agency, Revenue Bonds, 0.030% due 7/1/39[1]	1,920,000
	Virginia — 2.3%
2,800,000	Richmond, VA, Convention Center Authority, Hotel Tax Revenue Bonds, Refunding, 5.000% due 6/15/27	3,324,636
3,555,000	Virginia State, College Building Authority, Education Facility, Revenue Bonds, Series B, 3.000% due 2/1/33	4,068,982
		7,393,618
	Washington — 5.3%
3,695,000	City of Seattle, WA, Municipal Light and Power Revenue, Revenue Bonds, Refunding, 4.000% due 9/1/30	4,128,017
1,205,000	Grays Harbor County, WA, Public Utility District No. 1, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	1,413,284
3,600,000	King County, WA, Bellevue School District No. 405, General Obligation Unlimited, 5.000% due 12/1/25	4,085,604
4,000,000	Washington State, General Obligation Unlimited, Refunding, Series R-2013A, 4.000% due 7/1/28	4,207,160
3,000,000	Washington State, General Obligation Unlimited, Series D, 5.000% due 2/1/26	3,706,440
		17,540,505
	Wisconsin — 1.4%
2,100,000	Wisconsin State, Department of Transportation Revenue, Revenue Bonds, Refunding, Series 2, 5.000% due 7/1/29	2,675,862
1,470,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 11/15/28	1,955,629
		4,631,491
See Notes to Schedule of Portfolio Investments
6

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
Wyoming — 1.2%
$3,715,000	Wyoming State, Community Development Authority, Housing Revenue, Revenue Bonds, Refunding, Series 3, 4.000% due 6/1/43	$4,098,685
TOTAL MUNICIPAL BONDS (Cost $291,244,577)		304,742,486
TOTAL INVESTMENTS (Cost $291,244,577)	92.7%	$304,742,486
OTHER ASSETS IN EXCESS OF LIABILITIES	7.3	23,885,924
NET ASSETS	100.0%	$328,628,410

*	Percentages indicated are based on net assets.
[1]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of January 31, 2021.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
See Notes to Schedule of Portfolio Investments
7

THE GLENMEDE PORTFOLIOS

Notes to Schedule of Portfolio Investments (Unaudited)
1.  Organization and Significant Accounting Policies
The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of January 31, 2021, the Fund offered shares of one sub-trust, the Muni Intermediate Portfolio (the “Portfolio”). The Portfolio is classified as diversified.
Valuation of Securities:  Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.
FASB ASC Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Muni Intermediate Portfolio had all long-term investments, with corresponding states at Level 2 at January 31, 2021.
COVID-19:  In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund’s Portfolio, including political, social and economic risks. Any such impact could adversely affect the Portfolio’s performance, the performance of the securities in which the Portfolio invests and may lead to losses on your investment in the Fund’s Portfolio. The ultimate impact of COVID-19 on the financial performance of the Portfolio’s investments is not reasonably estimable at this time.
Municipal Securities:  The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Portfolio’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
8

THE GLENMEDE PORTFOLIOS

Notes to Schedule of Portfolio Investments (Unaudited) — (Concluded)
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. The Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Other. In the normal course of business, the Portfolio enters into contracts that may include agreements to indemnify another party under given circumstances. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Portfolio. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Subsequent Events
Management has evaluated events or transactions subsequent to January 31, 2021 through the date the schedule of investments was filed with the Securities and Exchange Commission, and has determined that there were no material events that would require additional disclosure.
9